Principal Subsidiaries - Summary of Significant Subsidiaries of the Group (Detail)	12 Months Ended
Mar. 31, 2019
ALPS ELECTRIC (NORTH AMERICA), INC. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS ELECTRIC (NORTH AMERICA), INC.
Place of incorporation and operation	United States
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS ELECTRIC EUROPE GmbH [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS ELECTRIC EUROPE GmbH
Place of incorporation and operation	Germany
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS ELECTRIC CZECH, S.R.O. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS ELECTRIC CZECH, S.R.O.
Place of incorporation and operation	Czech
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS ELECTRIC KOREA CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS ELECTRIC KOREA CO., LTD.
Place of incorporation and operation	Korea
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS ELECTRIC (MALAYSIA) SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS ELECTRIC (MALAYSIA) SDN. BHD.
Place of incorporation and operation	Malaysia
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS ELECTRONICS HONG KONG LIMITED [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS ELECTRONICS HONG KONG LIMITED
Place of incorporation and operation	Hong Kong
Contents of business	Sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS (CHINA) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS (CHINA) CO., LTD.
Place of incorporation and operation	China
Contents of business	Holding company of China area, sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS (SHANGHAI) INTERNATIONAL TRADING CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS (SHANGHAI) INTERNATIONAL TRADING CO., LTD.
Place of incorporation and operation	China
Contents of business	Sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
DALIAN ALPS ELECTRONICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	DALIAN ALPS ELECTRONICS CO., LTD.
Place of incorporation and operation	China
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
NINGBO ALPS ELECTRONICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	NINGBO ALPS ELECTRONICS CO., LTD.
Place of incorporation and operation	China
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
WUXI ALPS ELECTRONICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	WUXI ALPS ELECTRONICS CO., LTD.
Place of incorporation and operation	China
Contents of business	Manufacturing and sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS ELECTRONICS TAIWAN CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS ELECTRONICS TAIWAN CO.,LTD.
Place of incorporation and operation	Taiwan
Contents of business	Sales of electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS, INC. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS, INC.
Place of incorporation and operation	Japan
Contents of business	Manufacturing and sales of car audio and car communication
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS MARKETING, INC. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS MARKETING, INC.
Place of incorporation and operation	Japan
Contents of business	Sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS OF AMERICA, INC. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS OF AMERICA, INC.
Place of incorporation and operation	United States
Contents of business	Sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS (EUROPE) GmbH [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS (EUROPE) GmbH
Place of incorporation and operation	Germany
Contents of business	Sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS GmbH [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS GmbH
Place of incorporation and operation	Germany
Contents of business	Sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS OF U.K.LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS OF U.K., LTD.
Place of incorporation and operation	United Kingdom
Contents of business	Sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS MANUFACTURING OF EUROPE, LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS MANUFACTURING OF EUROPE, LTD.
Place of incorporation and operation	Hungary
Contents of business	Manufacturing and sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
ALPINE ELECTRONICS (CHINA) CO., LTD.[member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPINE ELECTRONICS (CHINA) CO., LTD.
Place of incorporation and operation	China
Contents of business	Sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
DALIAN ALPINE ELECTRONICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	DALIAN ALPINE ELECTRONICS CO., LTD.
Place of incorporation and operation	China
Contents of business	Manufacturing and sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
TAICANG ALPINE ELECTRONICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	TAICANG ALPINE ELECTRONICS CO., LTD.
Place of incorporation and operation	China
Contents of business	Manufacturing and sales of car audio and car communication equipment
Percentage of voting rights held by the Group (%)	100.00%
ALCOM ELECTRONCOS DE MEXICO, SA. DE C.V. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALCOM ELECTRONCOS DE MEXICO, SA. DE C.V.
Place of incorporation and operation	Mexico
Contents of business	Manufacturing and sales of car audio and electrical parts
Percentage of voting rights held by the Group (%)	100.00%
ALPS LOGISTICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS LOGISTICS CO., LTD.
Place of incorporation and operation	Japan
Contents of business	Logistics for electronic components, materials sales
Percentage of voting rights held by the Group (%)	49.04%
RYUTSU SERVICE CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	RYUTSU SERVICE CO., LTD.
Place of incorporation and operation	Japan
Contents of business	Logistics for consumer goods
Percentage of voting rights held by the Group (%)	70.63%
TIANJIN ALPS TEDA LOGISTICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	TIANJIN ALPS TEDA LOGISTICS CO., LTD.
Place of incorporation and operation	China
Contents of business	Logistics for electronic components
Percentage of voting rights held by the Group (%)	50.00%
ALPS FINANCE SERVICE CORP. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS FINANCE SERVICE CORP.
Place of incorporation and operation	Japan
Contents of business	Financial, lease and insurance agent
Percentage of voting rights held by the Group (%)	100.00%
ALPS BUSINESS CREATION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS BUSINESS CREATION CO., LTD.
Place of incorporation and operation	Japan
Contents of business	Office work service
Percentage of voting rights held by the Group (%)	100.00%
ALPS SYSTEM INTEGRATION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	ALPS SYSTEM INTEGRATION CO., LTD.
Place of incorporation and operation	Japan
Contents of business	System integration
Percentage of voting rights held by the Group (%)	100.00%